Pension Benefits - Summary of Movements in the present value of the defined benefit obligation (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Tabular Form Of Changes In Net Defined Benefit Obligation At Present Value [Line Items]
Defined benefit obligation at the beginning of the year	$ 1,264.9	$ 1,343.6
Current service cost	15.2	15.0
Interest cost	60.3	55.4
Past service cost	0.0	49.5
Actuarial losses (gains) arising from financial assumptions	33.0	(112.2)
Effect of experience adjustments	12.9	(2.2)
Benefits paid	(83.4)	(84.2)
Defined benefit obligation at end of the year,	$ 1,302.9	$ 1,264.9